UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended: March 31, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     STG Capital Management, LP

Address:  780 Third Avenue
          Suite 301
          New York, New York 10017


13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Stan Gonzalez
Title:  Chief Financial Officer
Phone:  212-521-3885


Signature, Place and Date of Signing:


 /s/ Stan Gonzalez               New York, New York          May 12, 2005
----------------------         -----------------------    ---------------------
     [Signature]                    [City, State]                 [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    57

Form 13F Information Table Value Total:    $146,039
                                         (thousands)


List of Other Included Managers: NONE

                                          FORM 13F INFORMATION TABLE
                                          STG Capital Management, LP

                                                              MARKET
                                                              VALUE     SHARES    SH/  PUT/  INVSTMT    OTHER
            NAME OF ISSUER       TITLE OF CLASS     CUSIP   x($1000     PRN AMT   PRN  CALL  DISCRETN   MGRS       SOLE  SHARED NONE
ADVANCED MICRO DEVICES INC            COM         007903107     3,272    203,000   SH          SOLE      None     203,000        0
APPLE COMPUTER INC                    COM         037833100     1,667     40,000   SH          SOLE      None      40,000        0
ARIBA INC                             COM         04033V203       388     50,000   SH          SOLE      None      50,000        0
ATMEL CORP                            COM         049513104     2,419    820,000   SH          SOLE      None     820,000        0
CISCO SYS INC                         COM         17275R102     2,057    115,000   SH          SOLE      None     115,000        0
CONCORD COMMUNICATIONS INC            COM         206186108     1,923    190,057   SH          SOLE      None     190,057        0
CONEXANT SYSTEMS INC                  COM         207142100     1,305    870,000   SH          SOLE      None     870,000        0
CRYSTALLEX INTL CORP                  COM         22942F101       873    248,800   SH          SOLE      None     248,800        0
CYPRESS SEMICONDUCTOR CORP            COM         232806109     3,092    245,400   SH          SOLE      None     245,400        0
EPICOR SOFTWARE CORP                  COM         29426L108     1,894    145,000   SH          SOLE      None     145,000        0
GENERAL ELEC CO                       COM         369604103     4,327    120,000   SH          SOLE      None     120,000        0
GOLDEN STAR RES LTD CDA               COM         38119T104       287    100,000   SH          SOLE      None     100,000        0
HARRAHS ENTMT INC                     COM         413619107     1,292     20,000   SH          SOLE      None      20,000        0
INFORMATICA CORP                      COM         45666Q102       920    111,258   SH          SOLE      None     111,258        0
INTERNET CAP GROUP INC              COM NEW       46059C205       140     20,000   SH          SOLE      None      20,000        0
KINROSS GOLD CORP                  COM NO PAR     496902404     1,470    245,000   SH          SOLE      None     245,000        0
LAM RESEARCH CORP                     COM         512807108     1,896     65,700   SH          SOLE      None      65,700        0
LINEAR TECHNOLOGY CORP                COM         535678106     2,107     55,000   SH          SOLE      None      55,000        0
LOUISIANA PAC CORP                    COM         546347105     1,141     45,400   SH          SOLE      None      45,400        0
LSI LOGIC CORP                        COM         502161102     1,356    242,500   SH          SOLE      None     242,500        0
M SYS FLASH DISK PIONEERS LT          COM         M7061C100     2,347    106,500   SH          SOLE      None     106,500        0
MARVELL TECHNOLOGY GROUP LTD          COM         G5876H105     1,438     37,500   SH          SOLE      None      37,500        0
MATRIXONE INC                         COM         57685P304       640    134,102   SH          SOLE      None     134,102        0
MAXTOR  CORP                        COM NEW       577729205     4,321    812,300   SH          SOLE      None     812,300        0
MICROMUSE INC                         COM         595094103     3,239    715,000   SH          SOLE      None     715,000        0
MICROSOFT CORP                        COM         594918104     4,713    195,000   SH          SOLE      None     195,000        0
MOTOROLA INC                          COM         620076109     3,337    222,900   SH          SOLE      None     222,900        0
NASDAQ 100 TR                      UNIT1 SER      631100104     2,011     55,000   SH          SOLE      None      55,000        0
NASDAQ 100 TR                         COM         631100104    10,971    300,000   SH    CALL  SOLE      None     300,000        0
NASDAQ 100 TR                         COM         631100104    10,971    300,000   SH    PUT   SOLE      None     300,000        0
NETLOGIC MICRSYSTEMS INC              COM         64118B100     1,843    148,500   SH          SOLE      None     148,500        0
NICE SYS LTD                     SPONSORED ADR    653656108     1,772     55,000   SH          SOLE      None      55,000        0
NIKU CORP                           COM NEW       654113703       818     45,300   SH          SOLE      None      45,300        0
NOKIA CORP                       SPONSORED ADR    654902204       772     50,000   SH          SOLE      None      50,000        0
NOVATEL WIRELESS INC                  COM         66987M604     2,569    239,000   SH          SOLE      None     239,000        0
NVIDIA CORP                           COM         67066G104     1,069     45,000   SH          SOLE      None      45,000        0
OMNIVISION TECHNOLOGIES INC           COM         682128103     3,788    250,000   SH    CALL  SOLE      None     250,000        0
ORACLE CORP                           COM         68389X105     2,995    240,000   SH          SOLE      None     240,000        0
PIXELWORKS INC                        COM         72581M107     1,223    150,000   SH          SOLE      None     150,000        0
PMC-SIERRA INC                        COM         69344F106     4,400    500,000   SH    CALL  SOLE      None     500,000        0
PORTALPLAYER                          COM         736187204     1,484     65,000   SH          SOLE      None      65,000        0
PREMIERE GLOBAL SVCS  INC             COM         740585104     6,241    551,300   SH          SOLE      None     551,300        0
RIO NARCEA GOLD MINES INC             COM         766909105       255    150,000   SH          SOLE      None     150,000        0
SEMI-CONDUCTOR HLDRS TR             DEP RCPT      816636203     9,759    300,000   SH    CALL  SOLE      None     300,000        0
SEMI-CONDUCTOR HLDRS TR             DEP RCPT      816636203     4,880    150,000   SH    PUT   SOLE      None     150,000        0
SIGMATEL INC                          COM         82661W107     4,304    115,000   SH          SOLE      None     115,000        0
SIGMATEL INC                          COM         82661W107     4,679    125,000   SH    CALL  SOLE      None     125,000        0
SILICON STORAGE TECHNOLOGY            COM         827057100       744    200,000   SH          SOLE      None     200,000        0
MOSAIC CO                             COM         61945A107     1,365     80,000   SH          SOLE      None      80,000        0
TOLL BROTHERS INC                     COM         889478103       789     10,000   SH          SOLE      None      10,000        0
VERITY INC                            COM         92343C106     2,835    300,000   SH          SOLE      None     300,000        0
VIGNETTE CORP                         COM         926734104       650    495,874   SH          SOLE      None     495,874        0
WAL MART STORES INC                   COM         931142103     1,503     30,000   SH          SOLE      None      30,000        0
WEBMETHODS INC                        COM         94768C108     1,165    212,520   SH          SOLE      None     212,520        0
XILINX INC                            COM         983919101     3,408    116,600   SH          SOLE      None     116,600        0
XM SATELLITE RADIO HLDGS INC          CLA         983759101     1,740     55,000   SH          SOLE      None      55,000        0
YORK INTL CORP COM                    COM         986670107     1,175     30,000   SH          SOLE      None      30,000        0




04092.0001 #569674